Investment Property	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
Note 20
Investment Property

Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2020
Historic cost	6,179,518	2,920,605	9,100,123
Depreciation	-	(786,849)	(786,849)
Book Value	6,179,518	2,133,756	8,313,274

As of December 31, 2020
Additions (2)	76,136	100,952	177,088
Divestitures	(277,008)	(44,269)	(321,277)
Depreciation	-	(68,177)	(68,177)
Conversion effect (depreciation)	(1,142,449)	(410,633)	(1,553,082)
Conversion effect	-	29,665	29,665
Other increases (decreases) (1)	857,249	271,202	1,128,451
Changes	(486,072)	(121,260)	(607,332)
Book Value	5,693,446	2,012,496	7,705,942

As of December 31, 2020
Historic cost	5,693,446	2,837,857	8,531,303
Depreciation	-	(825,361)	(825,361)
Book Value	5,693,446	2,012,496	7,705,942

As of December 31, 2021
Depreciation	-	(86,129)	(86,129)
Conversion effect (depreciation)	(82,337)	(32,513)	(114,850)
Conversion effect	-	2,845	2,845
Other increases (decreases) (1)	1,502,451	541,355	2,043,806
Changes	1,420,114	425,558	1,845,672
Book Value	7,113,560	2,438,054	9,551,614

As of December 31, 2021
Historic cost	7,113,560	3,346,699	10,460,259
Depreciation	-	(908,645)	(908,645)
Book Value	7,113,560	2,438,054	9,551,614
(1)	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.
(2)	See Note 16 - Investments accounted for using equity method number 2).

Investment property includes seventeen land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes, with one apartment for being leased and generating ThCh$ 5,836 revenue during year
2021
(ThCh$ 5,868 in
2020
and ThCh$ 3,825 in
2019
19). Additionally, there are four properties in Argentina, which are leased and generated an income for ThCh$ 84,859 for year
2021
(ThCh$ 99,840 in
2020
and ThCh$ 104,334 in
2019
). In addition, the expenses associated with such investment properties amounted to ThCh$ 64,619 for the year ended as of
December 31, 2021
(ThCh$ 69,533 in
2020
and ThCh$ 67,096 in
2019
).

The market valuation of investment properties exceeds 100% of the book value.

The fair value, of investment property that represent 96% of the carrying amount is ThCh$ 13,189,640.

Management has not detected any evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.

F-95